PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:

Computers and peripheral equipment	$3,390	$3,206
Office furniture and equipment	852	852
Trade Equipment	42	42
Leasehold improvements	210	210
Equipment held by customer	4,420	2,890

	8,914	7,200
Accumulated depreciation:
Computers and peripheral equipment	2,990	2,855
Office furniture and equipment	785	760
Trade Equipment	42	39
Leasehold improvements	206	198
Equipment held by customer	2,190	1,708

	6,213	5,560
Depreciated cost	$2,701	$1,640